Santander Group - Off-shore entities (Details)	12 Months Ended
	Dec. 31, 2020 employee subsidiary item	Dec. 31, 2019 employee	Dec. 31, 2018 employee
Disclosure of detailed information about business combination [line items]
Number of persons | employee	191,189	196,419	202,713
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches	3
Number of persons | employee	141
Off-shore entities | Cayman Islands
Disclosure of detailed information about business combination [line items]
Number of branches	1
Off-shore entities | Isle Of Man
Disclosure of detailed information about business combination [line items]
Number of branches	1
Off-shore entities | United Kingdom
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	3
Number of subsidiaries expected to be liquidated | subsidiary	1